Investments in and Advances to Unconsolidated Ventures (Details) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended					3 Months Ended		3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended										3 Months Ended		12 Months Ended			3 Months Ended				3 Months Ended	12 Months Ended					3 Months Ended		12 Months Ended			1 Months Ended			1 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Milford Plaza hotel	Dec. 31, 2013 Milford Plaza hotel	Apr. 30, 2013 Milford Plaza hotel	Jul. 31, 2013 Multifamily property	Mar. 31, 2014 Multifamily	Dec. 31, 2013 Multifamily	Dec. 31, 2013 Meadowlands Two LLC	Dec. 31, 2012 Meadowlands Two LLC	Dec. 31, 2011 Meadowlands Two LLC	Mar. 31, 2014 Meadowlands Two LLC	Mar. 31, 2014 Meadowlands Two LLC Meadowlands One, LLC	Dec. 31, 2013 Meadowlands Two LLC Meadowlands One, LLC	Mar. 31, 2014 LandCap	Mar. 31, 2013 LandCap	Dec. 31, 2013 LandCap	Dec. 31, 2012 LandCap	Dec. 31, 2011 LandCap	Mar. 31, 2014 CS/Federal property note	Mar. 31, 2013 CS/Federal	Dec. 31, 2013 CS/Federal property note	Dec. 31, 2012 CS/Federal	Dec. 31, 2011 CS/Federal	Mar. 31, 2014 CS/Federal Non-recourse mortgage note bearing 5.51% interest	Dec. 31, 2013 CS/Federal Non-recourse mortgage note bearing 5.51% interest	Mar. 31, 2014 CS/Federal Non-recourse mortgage note bearing 5.46% interest	Dec. 31, 2013 CS/Federal Non-recourse mortgage note bearing 5.46% interest	Mar. 31, 2014 NorthStar Real Estate Income Trust Inc	Dec. 31, 2013 NorthStar Real Estate Income Trust Inc	Dec. 31, 2012 NorthStar Real Estate Income Trust Inc	Mar. 31, 2014 Other	Mar. 31, 2013 Other	Dec. 31, 2013 Other	Dec. 31, 2012 Other	May 31, 2012 Other CSE CDO	Mar. 31, 2014 NorthStar Healthcare	Dec. 31, 2013 NorthStar Healthcare	Mar. 31, 2014 Northstar Income II	Dec. 31, 2013 Northstar Income II	Mar. 31, 2013 Other joint venture one	Dec. 31, 2013 Other joint venture one	Dec. 31, 2012 Other joint venture one	Aug. 31, 2012 Other joint venture one	Mar. 31, 2014 NorthStar Income	Dec. 31, 2013 NorthStar Income	Mar. 31, 2014 NorthStar Income I	Mar. 31, 2013 NorthStar Income I	Dec. 31, 2013 NorthStar Income I	Dec. 31, 2012 NorthStar Income I	Dec. 31, 2011 NorthStar Income I	Jun. 30, 2013 Joint venture that owns two office buildings in Chicago building	Mar. 31, 2014 Joint venture that owns two office buildings in Chicago	Dec. 31, 2013 Joint venture that owns two office buildings in Chicago	Dec. 31, 2013 RXR Equity Investment	Mar. 31, 2014 RXR Equity Investment
Investment in and advances to unconsolidated ventures
Percentage of equity interest (percent)								35.00%	90.00%			22.00%			22.00%			49.00%		49.00%			50.00%		50.00%							0.60%	0.60%	1.10%					9.80%	1.20%	2.30%	3.20%	8.70%				33.30%								9.99%			30.00%	30.00%
Investments in and advances to unconsolidated ventures (refer to Note 7)	$ 140,540,000		$ 138,343,000	$ 107,028,000	$ 92,401,000																																																					$ 84,100,000
Carrying value of investment									10,400,000	10,100,000	10,000,000		64,800,000					14,200,000		14,100,000	13,500,000		5,400,000		5,500,000	5,400,000									6,500,000		5,700,000			2,000,000	2,100,000	2,100,000	2,100,000							6,100,000		6,100,000	6,100,000			8,500,000	8,500,000		85,700,000
Equity in earnings (losses) of unconsolidated ventures	(31,792,000)	(8,313,000)	(85,477,000)	(88,000)	2,738,000	1,200,000	1,100,000			200,000	700,000	(800,000)	(1,500,000)	(7,000,000)		300,000		(100,000)	100,000	(500,000)	1,200,000	1,100,000	100,000	(100,000)	(300,000)	(700,000)	(700,000)								(1,200,000)	(400,000)	(1,500,000)	(1,000,000)		100,000				(600,000)	(2,800,000)	(900,000)				(100,000)	(100,000)	(500,000)	(300,000)	(100,000)				(200,000)	(1,500,000)
Provision for Investment Loss Cash Flow Impact			0	0	4,482,000									4,500,000
Transaction costs	8,058,000	3,753,000	12,464,000	2,571,000	0						800,000
Number of units in real estate property acquired (property)									498
Amount contributed in the joint venture	493,000	5,702,000	109,218,000	17,684,000	11,399,000				41,000,000																																														8,500,000
Acquisition of real estate properties financed through issuance of non-recourse mortgage notes									29,500,000														38,000,000		38,000,000
Fixed interest rate (as a percent)									3.69%																			5.51%	5.51%	5.46%	5.46%
Investments																		25,100,000		25,900,000	30,900,000
Number of adjacent class A office/flex buildings located in Colorado Springs acquired as a portfolio (property)																							3		3
Cost of portfolio of the real estate properties acquired																							$ 54,300,000		$ 54,300,000
Number of non-recourse mortgage notes (notes)																							2		2
Ownership interest (as a percent)																100.00%	100.00%
Ownership breakdown of total ownership (percent)	65.00%		65.00%																																													35.00%	35.00%
Number of office buildings owned																																																							2